Assets Held for Sale or Exchange and Liabilities Related to Assets Held for Sale or Exchange - Summary of Assets Held for Sale or Exchange, and Liabilities Related to Assets Held for Sale or Exchange (Detail) - EUR (€)
€ in Millions
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Assets and liabilities held for sale [line items]
Assets held for sale or exchange		€ 68	€ 34	[1]	€ 6,421	[1]
Liabilities related to assets held for sale or exchange	[1]				1,195
Animal Health Business [member]
Assets and liabilities held for sale [line items]
Assets held for sale or exchange					6,376
Liabilities related to assets held for sale or exchange					1,165
Other discontinued operations [member]
Assets and liabilities held for sale [line items]
Assets held for sale or exchange		€ 68	€ 34		45
Liabilities related to assets held for sale or exchange					€ 30

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).